ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
ASSETS HELD FOR SALE	29. ASSETS HELD FOR SALE
Assets held for sale
Sale of property
The sale of the whole of Santander House, Milton Keynes is expected to complete in 2025. As such, the Santander UK group classified Santander House, which is included in the Corporate Centre segment and carried at the sales price, as held for sale.
At 30 June 2025 and 31 December 2024, assets held for sale comprised:

	30 June 2025	31 December 2024
	£m	£m
Assets
Property, plant and equipment	20	12
Net assets held for sale	20	12